Fair Value Measurements (Details) - Schedule of quantitative information regarding Level 3 fair value measurements - $ / shares	6 Months Ended	8 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of quantitative information regarding Level 3 fair value measurements [Abstract]
Exercise price (in Dollars per share)	$ 11.5	$ 11.5
Stock Price (in Dollars per share)	$ 9.97	$ 10.16
Term (in years)	5 years 3 months 18 days	5 years 6 months
Volatility	50.00%	23.50%
Risk-free interest rate	0.90%	0.50%
Dividend yield	0.00%	0.00%